Note 6 - Derivative Financial Instruments - Net Fair Value of Derivative Financial Instruments (Details) - Hot-rolled Coil Future Contracts [Member]	Mar. 31, 2021 USD ($)
Designated as Hedging Instrument [Member] | Long [Member] | Other Current Assets [Member]
Derivative asset	$ 530,640
Designated as Hedging Instrument [Member] | Short [Member] | Current Portion of Derivative Liability [Member]
Derivative liabilities	7,890,700
Designated as Hedging Instrument [Member] | Short [Member] | Other Noncurrent Liabilities [Member]
Derivative liabilities	50,420
Not Designated as Hedging Instrument [Member] | Short [Member] | Current Portion of Derivative Liability [Member]
Derivative liabilities	$ 88,680